Quarterly portfolio holdings
John Hancock
Fundamental All Cap Core Fund
U.S. equity
April 30, 2025
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Fund’s investments

As of 4-30-25 (unaudited)
	Shares	Value
Common stocks 98.2%		$534,370,271
(Cost $436,222,971)
Communication services 9.4%		50,979,639
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	155,986	13,831,279
Warner Brothers Discovery, Inc. (A)	554,936	4,811,295
Interactive media and services 6.0%
Alphabet, Inc., Class A	175,660	27,894,808
CarGurus, Inc. (A)	158,879	4,442,257
Consumer discretionary 21.8%		118,315,396
Automobile components 1.7%
Fox Factory Holding Corp. (A)	90,448	1,836,999
Mobileye Global, Inc., Class A (A)	491,922	7,172,223
Broadline retail 7.8%
Amazon.com, Inc. (A)	229,161	42,261,870
Hotels, restaurants and leisure 2.2%
Las Vegas Sands Corp.	140,753	5,161,413
Vail Resorts, Inc.	49,340	6,868,128
Household durables 5.2%
Lennar Corp., Class A	182,499	19,821,216
NVR, Inc. (A)	1,180	8,408,385
Specialty retail 3.9%
Avolta AG (A)	128,495	5,855,229
Group 1 Automotive, Inc.	38,182	15,411,401
Textiles, apparel and luxury goods 1.0%
Canada Goose Holdings, Inc. (A)	528,989	4,422,348
Salvatore Ferragamo SpA	174,959	1,096,184
Consumer staples 4.2%		22,604,061
Beverages 2.3%
Anheuser-Busch InBev SA/NV, ADR	125,187	8,238,556
Diageo PLC, ADR	37,947	4,250,823
Food products 1.9%
Post Holdings, Inc. (A)	89,376	10,114,682
Energy 5.4%		29,608,942
Oil, gas and consumable fuels 5.4%
Cheniere Energy, Inc.	98,810	22,835,979
Suncor Energy, Inc.	191,923	6,772,963
Financials 12.8%		69,595,110
Banks 3.4%
First Hawaiian, Inc.	801,264	18,316,895
Capital markets 9.4%
KKR & Company, Inc.	184,589	21,092,985
Morgan Stanley	97,757	11,283,113
S&P Global, Inc.	20,850	10,426,043
The Goldman Sachs Group, Inc.	15,480	8,476,074
Health care 8.7%		47,372,757
Health care equipment and supplies 1.8%
Hologic, Inc. (A)	171,029	9,953,888
Health care providers and services 3.2%
Elevance Health, Inc.	26,220	11,027,608
McKesson Corp.	8,941	6,373,055
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 3.4%
Avantor, Inc. (A)	673,313	$8,746,336
Thermo Fisher Scientific, Inc.	22,447	9,629,763
Pharmaceuticals 0.3%
Elanco Animal Health, Inc. (A)	173,218	1,642,107
Industrials 3.1%		17,083,373
Electrical equipment 1.0%
Regal Rexnord Corp.	54,734	5,793,047
Trading companies and distributors 2.1%
United Rentals, Inc.	17,880	11,290,326
Information technology 29.3%		159,638,079
Semiconductors and semiconductor equipment 9.5%
Analog Devices, Inc.	71,346	13,906,762
NVIDIA Corp.	285,018	31,044,161
Texas Instruments, Inc.	43,234	6,919,602
Software 14.3%
Adobe, Inc. (A)	29,026	10,884,169
Autodesk, Inc. (A)	25,082	6,878,739
Microsoft Corp.	14,798	5,849,057
Oracle Corp.	63,159	8,887,734
Roper Technologies, Inc.	13,118	7,347,129
Salesforce, Inc.	54,417	14,622,392
Workday, Inc., Class A (A)	94,759	23,215,955
Technology hardware, storage and peripherals 5.5%
Apple, Inc.	114,266	24,281,525
Samsung Electronics Company, Ltd.	148,673	5,800,854
Real estate 3.5%		19,172,914
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	269,881	1,419,574
Specialized REITs 3.3%
Crown Castle, Inc.	146,856	15,531,491
Millrose Properties, Inc., Class A	88,732	2,221,849

	Yield (%)	Shares	Value
Short-term investments 1.6%			$8,407,058
(Cost $8,406,153)
Short-term funds 1.6%			8,407,058
John Hancock Collateral Trust (B)	4.2081(C)	840,437	8,407,058

Total investments (Cost $444,629,124) 99.8%	$542,777,329
Other assets and liabilities, net 0.2%	1,174,393
Total net assets 100.0%	$543,951,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$50,979,639	$50,979,639	—	—
Consumer discretionary	118,315,396	111,363,983	$6,951,413	—
Consumer staples	22,604,061	22,604,061	—	—
Energy	29,608,942	29,608,942	—	—
Financials	69,595,110	69,595,110	—	—
Health care	47,372,757	47,372,757	—	—
Industrials	17,083,373	17,083,373	—	—
Information technology	159,638,079	153,837,225	5,800,854	—
Real estate	19,172,914	19,172,914	—	—
Short-term investments	8,407,058	8,407,058	—	—
Total investments in securities	$542,777,329	$530,025,062	$12,752,267	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	840,437	$9,662,611	$95,173,797	$(96,433,751)	$6,473	$(2,072)	$400,581	—	$8,407,058
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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